S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.17
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.86
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 126,479,018
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	17,723,333
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.85
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 145,442,018
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,352,583
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.55
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.47
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 94,547,768
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	14,473,333
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.56
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.46
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 108,721,080
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	16,615,083
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.61
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.42
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 62,616,518
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,223,333
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.6
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.41
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 72,000,143
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,877,583
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.88
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 6.15
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 30,685,268
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,973,333
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.87
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 6.14
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ 35,279,205
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	9,140,083
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.25)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 10.26
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ (1,245,982)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,723,333
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.24)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 10.27
Net Tangible Book Value | $	$ (117,722)
Net Tangible Book Value, Adjusted | $	$ (1,441,732)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,983,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,402,583
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.14
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.15
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.53
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.54
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.58
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.59
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.85
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.86
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.26)
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.27)
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 131,200,000
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	150,700,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	131,200,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	150,700,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	131,200,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	150,700,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	131,200,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	150,700,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	131,200,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	150,700,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	92,240
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(4,550,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(5,232,500)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(3,981,250)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(4,578,438)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(3,412,500)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(3,924,375)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(2,843,750)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(3,270,313)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(2,275,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(2,616,250)
Overallotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(145,500)
Overallotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(145,500)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(145,500)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(145,500)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(145,500)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(32,500,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(37,375,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(65,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(74,750,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(97,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(112,125,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(130,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (149,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(650,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(650,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(650,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(650,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(650,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares offered and sale of placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	13,000,000
Ordinary shares offered and sale of placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	14,950,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	13,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	14,950,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	13,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	14,950,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	13,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	14,950,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	13,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	14,950,000
Representative Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	97,500
Representative Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	112,125
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	97,500
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	112,125
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	97,500
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	112,125
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	97,500
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	112,125
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	97,500
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	112,125
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(3,250,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(3,737,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(6,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(7,475,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(9,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(11,212,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(13,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(14,950,000)
Placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	292,500
Placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	307,125
Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	292,500
Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	307,125
Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	292,500
Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	307,125
Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	292,500
Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	307,125
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	292,500
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	307,125